UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12626 High Bluff Drive, Suite 540
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     January 15, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $47,328 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADESA INC                      COM              00686U104     9133   329100 SH       SOLE                   329100        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     1053    13100 SH       SOLE                    13100        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203     1248    28600 SH       SOLE                    28600        0        0
AMERICAN EXPRESS CO            COM              025816109     1735    28600 SH       SOLE                    28600        0        0
ASSURANT INC                   COM              04621X108     2210    40000 SH       SOLE                    40000        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109     1041    31200 SH       SOLE                    31200        0        0
BANCO SANTANDER CENT HISPANO   ADR              05964H105     1026    55000 SH       SOLE                    55000        0        0
BANK NEW YORK INC              COM              064057102     1094    27800 SH       SOLE                    27800        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2403    45000 SH       SOLE                    45000        0        0
BISYS GROUP INC                COM              055472104      646    50000 SH       SOLE                    50000        0        0
BUILDING MATLS HLDG CORP       COM              120113105     1099    44500 SH       SOLE                    44500        0        0
DEAN FOODS CO NEW              COM              242370104     6342   150000 SH       SOLE                   150000        0        0
E M C CORP MASS                COM              268648102     1320   100000 SH       SOLE                   100000        0        0
E TRADE FINANCIAL CORP         COM              269246104     2370   105700 SH       SOLE                   105700        0        0
EVEREST RE GROUP LTD           COM              G3223R108      667     6800 SH       SOLE                     6800        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     1203    30000 SH       SOLE                    30000        0        0
FRIEDMAN BILLINGS RAMSEY GRO   CL A             358434108      555    69400 SH       SOLE                    69400        0        0
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      768    47300 SH       SOLE                    47300        0        0
INTL SECS EXCHANGE HLDGS INC   CL A             46031W204      945    20200 SH       SOLE                    20200        0        0
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105     1930    45000 SH       SOLE                    45000        0        0
JETBLUE AWYS CORP              COM              477143101      355    25000 SH       SOLE                    25000        0        0
JUNIPER NETWORKS INC           COM              48203R104     1184    62500 SH       SOLE                    62500        0        0
KNIGHT CAPITAL GROUP INC       CL A             499005106     1610    84000 SH       SOLE                    84000        0        0
MORGAN STANLEY                 COM NEW          617446448      896    11000 SH       SOLE                    11000        0        0
NOVASTAR FINL INC              COM              669947400      400    15000 SH       SOLE                    15000        0        0
OPTEUM INC                     CL A             68384A100      304    40000 SH       SOLE                    40000        0        0
PNC FINL SVCS GROUP INC        COM              693475105      822    11100 SH       SOLE                    11100        0        0
PRUDENTIAL FINL INC            COM              744320102      584     6800 SH       SOLE                     6800        0        0
SYNOVUS FINL CORP              COM              87161C105      937    30400 SH       SOLE                    30400        0        0
VARIAN MED SYS INC             COM              92220P105      951    20000 SH       SOLE                    20000        0        0
VIRGINIA COMM BANCORP INC      COM              92778Q109      497    25000 SH       SOLE                    25000        0        0
RAINMAKER SYS INC              WTS EXP2/20/09   009394416        0    66660 SH       SOLE                    66660        0        0